Debt - Components of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified														12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 First Mortgage Bonds [Member]	Dec. 31, 2011 First Mortgage Bonds [Member]	Dec. 31, 2012 Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2011 Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2012 Medium-Term Notes [Member]	Dec. 31, 2011 Medium-Term Notes [Member]	Dec. 31, 2012 Unsecured Notes [Member]	Dec. 31, 2011 Unsecured Notes [Member]	Dec. 31, 2012 Transition Bonds [Member]	Dec. 31, 2011 Transition Bonds [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 4.95% Due 2013 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 4.95% Due 2013 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 4.65% Due 2014 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 4.65% Due 2014 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 3.05% Due 2022 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 6.20% Due 2022 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 6.20% Due 2022 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.375% Due 2024 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.375% Due 2024 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.75% Due 2034 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.75% Due 2034 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.40% Due 2035 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.40% Due 2035 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 6.50% Due 2037 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 6.50% Due 2037 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 7.90% Due 2038 [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 7.90% Due 2038 [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 6.63% Due 2013 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 6.63% Due 2013 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 7.63% Due 2014 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 7.63% Due 2014 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 7.68% Due 2015 - 2016 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 7.68% Due 2015 - 2016 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 7.75% Due 2018 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 7.75% Due 2018 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 6.80% Due 2021 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 6.80% Due 2021 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 4.35% Due 2021 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 4.35% Due 2021 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.60% Due 2025 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.60% Due 2025 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 4.875% Due 2029 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 4.875% Due 2029 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.80% Due 2034 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.80% Due 2034 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.80% Due 2036 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.80% Due 2036 [Member] Atlantic City Electric Co [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 6.40% Due 2013 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 6.40% Due 2013 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.22% Due 2016 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.22% Due 2016 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 5.20% Due 2019 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 5.20% Due 2019 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 0.75% - 4.90% Due 2026 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2011 0.75% - 4.90% Due 2026 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 4.00% Due 2042 [Member] Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 1.80% Due 2025 [Member] Delmarva Power & Light Co/De [Member]	Dec. 31, 2012 1.80% Due 2025 [Member] Delmarva Power & Light Co/De [Member] Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2011 1.80% Due 2025 [Member] Delmarva Power & Light Co/De [Member] Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2012 2.30% Due 2028 [Member] Delmarva Power & Light Co/De [Member]	Dec. 31, 2012 2.30% Due 2028 [Member] Delmarva Power & Light Co/De [Member] Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2011 2.30% Due 2028 [Member] Delmarva Power & Light Co/De [Member] Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2012 5.40% Due 2031 [Member] Delmarva Power & Light Co/De [Member] Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2011 5.40% Due 2031 [Member] Delmarva Power & Light Co/De [Member] Unsecured Tax-Exempt Bonds [Member]	Dec. 31, 2012 7.56% - 7.58% Due 2017 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2011 7.56% - 7.58% Due 2017 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2012 6.81% Due 2018 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2011 6.81% Due 2018 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2012 7.61% Due 2019 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2011 7.61% Due 2019 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2012 7.72% Due 2027 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2011 7.72% Due 2027 [Member] Delmarva Power & Light Co/De [Member] Medium-Term Notes [Member]	Dec. 31, 2012 6.59% - 6.69% Due 2014 [Member] Recourse Debt [Member]	Dec. 31, 2011 6.59% - 6.69% Due 2014 [Member] Recourse Debt [Member]	Dec. 31, 2012 5.90 - 7.46% Due 2013 - 2018 [Member] Pepco Energy Services [Member] Secured Notes [Member]	Dec. 31, 2012 2.70% Due 2015 [Member] Unsecured Notes [Member]	Dec. 31, 2011 2.70% Due 2015 [Member] Unsecured Notes [Member]	Dec. 31, 2012 5.90% Due 2016 [Member] Unsecured Notes [Member]	Dec. 31, 2011 5.90% Due 2016 [Member] Unsecured Notes [Member]	Dec. 31, 2010 6.125% Due 2017 [Member]	Dec. 31, 2012 6.125% Due 2017 [Member] Unsecured Notes [Member]	Dec. 31, 2011 6.125% Due 2017 [Member] Unsecured Notes [Member]	Dec. 31, 2010 7.45% Due 2032 [Member]	Dec. 31, 2012 7.45% Due 2032 [Member] Unsecured Notes [Member]	Dec. 31, 2011 7.45% Due 2032 [Member] Unsecured Notes [Member]	Dec. 31, 2012 5.00% Due 2014 [Member] Delmarva Power & Light Co/De [Member] Unsecured Notes [Member]	Dec. 31, 2011 5.00% Due 2014 [Member] Delmarva Power & Light Co/De [Member] Unsecured Notes [Member]	Dec. 31, 2012 5.00% Due 2015 [Member] Delmarva Power & Light Co/De [Member] Unsecured Notes [Member]	Dec. 31, 2011 5.00% Due 2015 [Member] Delmarva Power & Light Co/De [Member] Unsecured Notes [Member]	Dec. 31, 2012 4.46% Due 2016 [Member] Transition Bonds [Member]	Dec. 31, 2012 4.46% Due 2016 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2011 4.46% Due 2016 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2012 4.91% Due 2017 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2011 4.91% Due 2017 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2012 5.05% Due 2020 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2011 5.05% Due 2020 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2012 5.55% Due 2023 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2011 5.55% Due 2023 [Member] Atlantic City Electric Co [Member] Transition Bonds [Member]	Dec. 31, 2012 7.35% - 7.47% Due 2017 [Member] Pepco Energy Services [Member] Secured Notes [Member]	Dec. 31, 2011 7.35% - 7.47% Due 2017 [Member] Pepco Energy Services [Member] Secured Notes [Member]
Debt Instrument [Line Items]
Debt interest percentage			3.05%										4.00%	4.95%		4.65%		3.05%	6.20%		5.375%		5.75%		5.40%		6.50%		7.90%		6.63%		7.63%		7.68%		7.75%		6.80%		4.35%		5.60%		4.875%		5.80%		5.80%		6.40%		5.22%		5.20%				4.00%	1.80%	1.80%		2.30%	2.30%		5.40%				6.81%		7.61%		7.72%					2.70%		5.90%		6.125%	6.125%		7.45%	7.45%		5.00%		5.00%		4.46%			4.91%		5.05%		5.55%
Debt instrument percentage, minimum																																																									0.75%											7.56%								6.59%																										5.90%
Debt instrument percentage, maximum																																																									4.90%											7.58%								6.69%																										7.46%
Debt instrument maturity date														2013		2014		2022	2022		2024		2034		2035		2037		2038		2013		2014				2018		2021		2021		2025		2029		2034		2036		2013		2016		2019		2026		2042		2025			2028		2031		2017		2018		2019		2027		2014			2015		2016		2017	2017		2032	2032		2014		2015			2016		2017		2020		2023
Debt instrument maturity date, start																																			2015																																											2017
Debt instrument maturity date, end																																			2016																																											2024
Debt instrument, carrying value			$ 3,140	$ 2,798	$ 78	$ 109	$ 40	$ 40	$ 906	$ 906				$ 200	$ 200	$ 175	$ 175	$ 200	$ 110	$ 110		$ 38	$ 100	$ 100	$ 175	$ 175	$ 500	$ 500	$ 250	$ 250	$ 69	$ 69	$ 7	$ 7	$ 17	$ 17	$ 250	$ 250	$ 39	$ 39	$ 200	$ 200		$ 4	$ 23	$ 23	$ 120	$ 120	$ 105	$ 105	$ 250	$ 250	$ 100	$ 100		$ 31		$ 35	$ 250			$ 15			$ 16	$ 78	$ 78	$ 14	$ 14	$ 4	$ 4	$ 12	$ 12	$ 10	$ 10	$ 11	$ 11		$ 250	$ 250	$ 190	$ 190		$ 81	$ 81		$ 185	$ 185	$ 100	$ 100	$ 100	$ 100		$ 19	$ 29	$ 75	$ 102	$ 54	$ 54	$ 147	$ 147	$ 15	$ 15
Total Long-Term Debt	4,190	3,879	200								295	332	250
Net unamortized discount	(13)	(12)
Current portion of long-term debt	(529)	(73)									(39)	(37)
Total Net Long-Term Debt	$ 3,648	$ 3,794									$ 256	$ 295